Preliminary Purchase Price Allocation (Details)	Dec. 31, 2025 KRW (₩)
Preliminary Purchase Price Allocation
Cash	₩ 15,000,337,000
Current assets	22,669,199
Non-current assets	6,519,741
Intangible assets	12,722,547
Deferred tax liability	(2,574,000)
Total liabilities	(19,442,642)
Non-controlling interest	(13,070,905)
Net identifiable assets acquired	6,823,940
Goodwill	8,176,397
Net assets acquired	₩ 15,000,337